SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jul. 31, 2016
Accounting Policies [Abstract]
Consolidation

Consolidation

The consolidated financial statements include the accounts of the Company, a New York corporation and its subsidiaries (J. W. M. Realty Corp. and Dutchess Mall Sewage Plant, Inc.), which are wholly-owned. Material intercompany items have been eliminated in consolidation.

Accounting Records and Use of Estimates

Accounting Records and Use of Estimates

The accounting records are maintained in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Company’s financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, the disclosure of contingent assets and liabilities, and the reported amounts of revenues and expenses during the reporting period. The estimates that we make include allowance for doubtful accounts, depreciation and amortization, income tax assets and liabilities, fair value of marketable securities, revenue recognition and accrued expenses. Estimates are based on historical experience where applicable or other assumptions that management believes are reasonable under the circumstances. Due to the inherent uncertainty involved in making estimates, actual results may differ from those estimates under different assumptions or conditions.

Rental Income

Rental Income

All of the real estate owned by the Company is held for leasing to tenants except for a small portion used for Company offices. Rent is recognized from tenants under executed leases no later than on an established date or on an earlier date if the tenant should commence conducting business. Unbilled receivables represent the excess of scheduled rental income recognized on a straight-line basis over rental income as it becomes receivable according to the provisions of the lease. Contingent rental income is recorded when earned and is not based on tenant revenue. The effect of lease modifications that result in rent relief or other credits to tenants, including any retroactive effects relating to prior periods, is recognized in the period when the lease modification is signed. At the time of the lease modification, we assess the realizability of any accrued but unpaid rent and amounts that had been recognized as revenue in prior periods. If the amounts are not determined to be realizable, the accrued but unpaid rent is written off.

Based upon its periodic assessment of the quality of the receivables, management, using its historical knowledge of the tenants and industry experience, determines whether a reserve or write-off is required. Management has determined that no allowance for uncollected receivables is considered necessary. The Company uses specific identification to write-off receivables to bad debt expense in the period when issues of collectability become known. Collectability issues include circumstances when a tenant indicates their intention to vacate the property without paying, or when tenant litigation or bankruptcy proceedings are not expected to result in full payment. Due to the early termination of two leases and the modification without extension of a third lease, the Company recorded a bad debt expense of $66,265 for the year ended July 31, 2014, which is included in administrative and general expenses.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost. Depreciation is calculated using the straight-line method and the declining-balance method. Amortization of improvements to leased property is calculated over the shorter of the life of the lease or the estimated useful life of the improvements. Lives used to determine depreciation and amortization are generally as follows:

Buildings and improvements	18-40 years
Improvements to leased property	3-40 years
Fixtures and equipment	7-12 years
Other	3-5 years

Maintenance, repairs, renewals and improvements of a non-permanent nature are charged to expense when incurred. Expenditures for additions and major renewals or improvements are capitalized along with the associated interest cost during construction. The cost of assets sold or retired and the accumulated depreciation or amortization thereon are eliminated from the respective accounts in the year of disposal, and the resulting gain or loss is credited or charged to income. Capitalized interest is recorded as part of the asset to which it relates and is amortized over the asset’s estimated useful life.

The Company reviews long-lived assets for impairment whenever circumstances and situations change such that there is an indication that the carrying amounts may not be recovered. At July 31, 2016 and 2015, there were no impairments of its property and equipment.

Deferred Charges

Deferred Charges

Deferred charges consist principally of costs incurred in connection with the leasing of property to tenants. Such costs are amortized over the related lease periods, ranging from 1 to 21 years, using the straight-line method. If a lease is terminated early, such costs are expensed.

Income Taxes

Income Taxes

Deferred income taxes are provided for the temporary differences between the financial reporting basis and the tax basis of the Company’s assets and liabilities. Deferred tax assets result principally from the recording of certain accruals, reserves and net operating loss carry forward which currently are not deductible for tax purposes. Deferred tax liabilities result principally from temporary differences in the recognition of gains and losses from certain investments and from the use, for tax purposes, of accelerated depreciation. Deferred tax assets and liabilities are offset for each jurisdiction and are presented net on the balance sheet.

The effect on deferred income taxes of a change in tax rates is recognized in income in the period that includes the enactment date. Actual income taxes could vary from these estimates due to future changes in income tax law or results from the final review of tax returns by federal, state or city tax authorities. Financial statement effects on tax positions are recognized in the period in which it is more likely than not that the position will be sustained upon examination, the position is effectively settled or when the statute of limitations to challenge the position has expired. Interest and penalties, if any, related to unrecognized tax benefits are recorded as interest expense and administrative and general expenses, respectively.

Income Per Share of Common Stock

Income Per Share of Common Stock

Income per share has been computed by dividing net income for the year by the weighted average number of shares of common stock outstanding during the year, adjusted for the purchase of treasury stock. Shares used in computing income per share were 2,015,780 in fiscal years 2016, 2015 and 2014.

Marketable Securities

Marketable Securities

The Company categorizes marketable securities as either trading, available-for-sale or held-to-maturity at the time of purchase. Trading securities are carried at fair value with unrealized gains and losses included in income. Available-for-sale securities are carried at fair value measurements using quoted prices in active markets for identical assets or liabilities with unrealized gains and losses recorded as a separate component of shareholders’ equity. Held-to-maturity securities are carried at amortized cost. Dividends and interest income are accrued as earned. Realized gains and losses are determined on a specific identification basis. The Company reviews marketable securities for impairment whenever circumstances and situations change such that there is an indication that the carrying amounts may not be recovered. The Company did not classify any securities as trading or held to maturity during the three years ended July 31, 2016.

The Company follows GAAP which establishes a fair value hierarchy that prioritizes the valuation techniques and creates the following three broad levels, with Level 1 valuation being the highest priority:

Level 1 valuation inputs are quoted market prices in active markets for identical assets or liabilities that are accessible at the measurement date (e.g., equity securities traded on the New York Stock Exchange).

Level 2 valuation inputs are from other than quoted market prices included in Level 1 that are observable for the asset or liability, either directly or indirectly (e.g., quoted market prices of similar assets or liabilities in active markets, or quoted market prices for identical or similar assets or liabilities in markets that are not active).

Level 3 valuation inputs are unobservable (e.g., an entity’s own data) and should be used to measure fair value to the extent that observable inputs are not available.

Following is a description of the valuation methodologies used for assets measured at fair value on a recurring basis. There have been no changes in the methodologies used at July 31, 2016 and 2015.

Equity securities are valued at the closing price reported on the active market on which the individual securities are traded that the Company has access to.

Mutual funds are valued at the daily closing price as reported by the fund. Mutual funds held by the Company are open-end mutual funds that are registered with the U.S. Securities and Exchange Commission. These funds are required to publish their daily net asset value (“NAV”) and to transact at that price. The mutual funds held by the Company are deemed to be actively traded.

In accordance with the provisions of Fair Value Measurements, the following are the Company’s financial assets measured on a recurring basis presented at fair value.

	Fair value measurements at reporting date using
Description	July 31, 2016	Level 1	Level 2	Level 3	July 31, 2015	Level 1	Level 2	Level 3
Assets:
Marketable securities -
available-for-sale	$2,062,205	$2,062,205	$–	$–	$1,461,504	$1,461,504	$–	$–

Equity securities	Equity securities are valued at the closing price reported on the active market on which the individual securities are traded that the Company has access to.
Mutual funds

Mutual funds are valued at the daily closing price as reported by the fund. Mutual funds held by the Company are open-end mutual funds that are registered with the U.S. Securities and Exchange Commission. These funds are required to publish their daily net asset value (“NAV”) and to transact at that price. The mutual funds held by the Company are deemed to be actively traded.

Fair Value of Investments in Entities that Use NAV

Fair Value of Investments in Entities that Use NAV

The following table summarizes investments measured at fair value based on NAV per share as of July 31, 2016 and 2015, respectively.

		Unfunded	Redemption Frequency
July 31, 2016	Fair Value	Commitments	(if currently eligible)	Redemption Notice Period
First Eagle Global CL I	$296,220	n/a	Daily	None
Parnasus Core Equity Investor CL	$398,379	n/a	Daily	None

		Unfunded	Redemption Frequency
July 31, 2015	Fair Value	Commitments	(if currently eligible)	Redemption Notice Period
First Eagle Global CL I	$271,462	n/a	Daily	None
Parnasus Core Equity Investor CL	$305,626	n/a	Daily	None
Columbia Flexible CAP Income CI A	$271,076	n/a	Daily	None

Reclassifications

Reclassifications:

The consolidated financial statements for prior years reflect certain reclassifications to conform with classifications adopted in 2016. These reclassifications have no effect on net income or loss as previously reported.

Implementation of new accounting standards:

Implementation of new accounting standards:

In April 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2014-08, “Presentation of Financial Statements and Property, Plant, and Equipment: Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity.” Under ASU 2014-08, only disposals that represent a strategic shift that has (or will have) a major effect on the entity’s results and operations would qualify as discontinued operations. In addition, ASU 2014-08 expands the disclosure requirements for disposals that meet the definition of a discontinued operation and requires entities to disclose information about disposals for individually significant components that do not meet the definition of discontinued operations. The Company adopted ASU 2014-08 in the fourth quarter of fiscal year ended July 31, 2016. The adoption of this standard did not have a significant impact on the consolidated financial statements.

In January 2015, the FASB issued ASU 2015-01, “Income Statement – Extraordinary and Unusual Items: Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items.” Under ASU 2015-01, all transactions will be treated as ordinary and usual revenues or expenses in the presentation of operating results. The criteria for special presentation of an item as extraordinary has been removed from accounting standards. The Company adopted ASU 2015-01 in the fourth quarter of fiscal year ended July 31, 2016. The adoption of this standard did not have a significant impact on the consolidated financial statements.

In April 2015, the FASB issued ASU 2015-03, “Interest – Imputation of Interest: Simplifying the Presentation of Debt Issuance Costs.” The Company adopted ASU 2015-03 in the fourth quarter of fiscal year ended July 31, 2016 and applied retroactively to July 31, 2015. The adoption of this standard caused a reclassification in the consolidated balance sheet for 2015 whereby deferred financing costs which were presented as deferred charges are now presented as a direct deduction from the carrying amount of debt liability, consistent with debt discounts or premiums. The adoption of this standard did not have any impact on the consolidated statements of income and retained earnings, comprehensive income, or cash flows.

In May 2015, the FASB issued ASU 2015-07, “Fair Value Measurement: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Equivalent).” The Company applied ASU 2015-07 in the fourth quarter of the fiscal year ended July 31, 2016 and applied retroactively to July 31, 2015. The standard removes the requirement to categorize investments measured at Net Asset Value which are redeemable with the investee at a future date (including periodic redemption dates) within the fair value hierarchy. The adoption of this standard did not have any impact on the consolidated financial statements.

In November 2015, the FASB issued ASU 2015-17, “Balance Sheet Classification of Deferred Taxes.” The Company applied ASU 2015-17 in the fourth quarter of the fiscal year ended July 31, 2016 and applied retroactively to July 31, 2015. The adoption of this standard caused a reclassification in the consolidated balance sheet for 2015 whereby all deferred taxes are classified as noncurrent in a classified balance sheet. In addition, the deferred tax assets and liabilities for each taxing jurisdiction are presented net on the balance sheet. The adoption of this standard did not have any impact on the consolidated statements of income and retained earnings, comprehensive income, or cash flows.

Recently issued accounting standards not yet adopted:

In May 2014, the FASB issued 2014-09 “Revenue from Contracts with Customers” (“ASU 2014-09”) establishing ASC Topic 606 Revenue from Contracts with Customers. ASU 2014-09 establishes a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most of the existing revenue recognition guidance. ASU 2014-09 requires an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services and also requires certain additional disclosures. ASU 2014-09 is effective for interim and annual reporting in fiscal years that begin after December 15, 2016. ASU 2015-14 extended the implementation date for fiscal years beginning after December 31, 2017. The adoption of the update on August 1, 2018 is not expected to have a significant impact on our consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-08, “Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net)” (“ASU 2016-08”) which is intended to improve the operability and understandability of the implementation guidance on principal versus agent considerations. In April 2016, the FASB issued ASU No. 2016-10, “Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing” (“ASU 2016-10”) which provides further guidance on identifying performance obligations and improves the operability and understandability of the licensing implementation guidance. In May 2016, the FASB issued ASU No. 2016-12, “Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients” (“ASU 2016-12”) which narrowly amended the revenue recognition guidance regarding collectability, noncash consideration, presentation of sales tax and transition. ASU 2016-08, ASU 2016-10 and ASU 2016-12 have the same effective date and transition requirements as ASU 2014-09. The Company is currently evaluating the impact of the adoption of the new standard on its consolidated financial statements and related disclosures.

In February 2016, the FASB issued ASU 2016-02, “Leases.” ASU 2016-02 is intended to increase transparency and comparability among organizations of accounting for leasing arrangements. This guidance establishes a right-of-use model that requires a lessee to record a right-of-use asset and a lease liability on the balance sheet for all leases with terms longer than twelve months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. Lessor accounting remains similar to the current model, but updated to align with certain changes to the lessee model and the new revenue recognition standard (ASU 2014-09). ASU 2016-02 offers specific accounting guidance for a lessee, a lessor and sale and leaseback transactions. Lessees and lessors are required to disclose qualitative and quantitative information about leasing arrangements to enable a user of the financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. Entities will be required to recognize and measure leases as of the earliest period presented using a modified retrospective approach. The standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The new standard will be effective for the Company for the fiscal year beginning August 1, 2019. Early adoption is permitted. The Company is currently evaluating the impact of the adoption of the new standard on its consolidated financial statements and related disclosures.